Segment Information (Schedule Of Trade Sales and Tangible Long-Lived Assets, By Geographical Areas) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales	$ 1,182.0	$ 1,207.6	$ 845.1	$ 1,045.5	$ 1,144.9	$ 1,239.3	$ 1,213.2	$ 1,155.1	$ 4,280.2	$ 4,752.5	$ 4,269.5
Tangible long-lived assets	784.8				830.8				784.8	830.8	728.5
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales									420.9	508.5	525.6
Tangible long-lived assets	155.0				160.2				155.0	160.2	167.6
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales									441.7	449.9	494.7
Tangible long-lived assets	45.4				51.6				45.4	51.6	55.5
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales									261.5	312.8	286.8
Tangible long-lived assets	30.2				36.4				30.2	36.4	38.0
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales									215.4	256.0	186.1
Tangible long-lived assets	8.8				10.1				8.8	10.1	10.1
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales									94.7	92.6	94.8
Tangible long-lived assets	11.1				14.7				11.1	14.7	16.0
Total foreign sales
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales									1,434.2	1,619.8	1,588.0
Tangible long-lived assets	250.5				273.0				250.5	273.0	287.2
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade sales									2,846.0	3,132.7	2,681.5
Tangible long-lived assets	$ 534.3				$ 557.8				$ 534.3	$ 557.8	$ 441.3